Commitments And Contingencies (Schedule Of Lease And Royalty Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments And Contingencies [Abstract]
Lease expense	$ 3,161	$ 2,860	$ 2,630
Royalty expense	$ 11,442	$ 14,474	$ 16,175